Pension and other post-retirement benefits - Contributions (Details 7) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Contribution Pension and Other Postretirement Plans Disclosure
Contributions made by the Entity to defined contribution pension plans	SFr 165	SFr 161	SFr 157
Bank
Defined Contribution Pension and Other Postretirement Plans Disclosure
Contributions made by the Entity to defined contribution pension plans	156	160	156
Contributions made by the Entity to the group defined benefit plan	SFr 379	SFr 438	SFr 404